EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 2, 2014 (Accession No. 0000898432-14-001213) in definitive form.